================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  ------------

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21122

                          Clarion Value Fund Master LLC
               --------------------------------------------------
               (Exact name of registrant as specified in charter)


                           230 Park Ave. NY, NY 10169
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                   Dan Heflin

                          Clarion Value Fund Master LLC

                           230 Park Ave. NY, NY 10169
                           --------------------------

                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 883-2500

                        Date of fiscal year end: 10/31/03

                        Date of reporting period: 4/30/03

                                  ------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

================================================================================

Item 1. Reports to Stockholders.

Attached.

----------------------------------
CLARION CMBS VALUE FUND, INC.
----------------------------------               -------------------------------

Officers and Directors

Frank L. Sullivan, Jr.
Chairman of the Board of Directors                     CLARION CMBS VALUE
                                                           FUND, INC.

Daniel Heflin
President, Chief Executive Officer
and Director

Fredrick D. Arenstein
Treasurer  and Compliance Officer

Joanne Vitale
Secretary and Director

Robert S. Kopchains
Vice President

I. Trevor Rozowsky                               -------------------------------
Director

Stephen C. Asheroff
Director

E. Robert  Roskind
Director

Steven N. Fayne
Director

----------------------------------

Investment Adviser
     Clarion Capital, LLC
     230 Park Avenue
     New York, NY  10169

----------------------------------

Administrator
     The Bank of New York
     101 Barclay Street
     New York, NY  10286

----------------------------------

Custodian
     The Bank of New York                              Semi-Annual Report
     100 Church Street                                   April 30, 2003
     New York, NY  10286                                   (unaudited)

----------------------------------

                          CLARION CMBS VALUE FUND, INC.
             c/o Clarion Capital/230 Park Avenue/New York, NY 10169
                                Tel 212-883-2500


June 2002

CLARION CMBS VALUE FUND, INC.

Dear Shareholder,

Enclosed is the Semi-Annual Report for the Clarion CMBS Value Fund, Inc. (the "Fund"). This report covers the period from November 1, 2002 through April 30, 2003. As of April 30, 2003, the net asset value of the Clarion Value Fund Master, LLC (the "Master Fund"), wherein all assets of the Fund are invested was $357,382,014, which included investments in 70 commercial real estate debt securities, with a net investment value of $347,960,643. The Master Fund also has $9,421,371 of other assets (including cash and cash equivalents) net of liabilities.

For the twelve months ending April 30, 2002, the Fund generated a net total return of 16.13% compared to a return of 11.24% for the CS First Boston Global High Yield Index and 10.47% for the Lehman Brothers Aggregate Index. Since the inception of the Fund, the portfolio generated a net annual return of 10.49% compared to an annual return of 7.26% for the CSFB Global High Yield Index and an 8.54% annual return for the Lehman Brothers Aggregate Bond Index.

From a credit perspective, the average credit rating of the Master Fund is BBB-with 77% of the portfolio rated BBB or BB. Since November 1, 2003, three securities have been upgraded and there have been no downgrades.

The Fund continues to provide a consistent source of cash flow to shareholders. For the six months ended April 30, 2003, the Fund made monthly distributions to shareholders at an annual rate of 8.44%. Since the inception of the Fund, it has made distributions at an average annual rate of 8.36%.

Due to the high current income component and the total return potential of the portfolio, we continue to believe the Clarion CMBS Value Fund is a very attractive investment opportunity.

If you have any questions regarding the Fund, please call David Drinkwater at 212-883-2568.


Daniel Heflin
President

Performance Information
-----------------------

[GRAPHIC APPEARS HERE]

              --------------
                  Date                 Value of $10,000
              ----------------------------------------------------
                                Fund      LB Int Agg  CSFB Global

                12/31/94        $ 10,000     $ 10,000    $ 10,000
                01/31/95        $ 10,171     $ 10,184    $ 10,105
                02/28/95        $ 10,421     $ 10,412    $ 10,354
                03/31/95        $ 10,512     $ 10,468    $ 10,471
                04/30/95        $ 10,655     $ 10,604    $ 10,703
                05/31/95        $ 11,096     $ 10,928    $ 11,005
                06/30/95        $ 11,199     $ 10,998    $ 11,077
                07/31/95        $ 11,147     $ 11,006    $ 11,249
                08/31/95        $ 11,262     $ 11,110    $ 11,281
                09/30/95        $ 11,389     $ 11,197    $ 11,410
                10/31/95        $ 11,569     $ 11,313    $ 11,537
                11/30/95        $ 11,772     $ 11,454    $ 11,591
                12/31/95        $ 11,968     $ 11,582    $ 11,738
                01/31/96        $ 12,069     $ 11,678    $ 11,962
                02/29/96        $ 11,900     $ 11,556    $ 12,025
                03/31/96        $ 11,854     $ 11,503    $ 11,992
                04/30/96        $ 11,831     $ 11,465    $ 12,057
                05/31/96        $ 11,877     $ 11,448    $ 12,155
                06/30/96        $ 11,994     $ 11,582    $ 12,182
                07/31/96        $ 12,052     $ 11,620    $ 12,291
                08/31/96        $ 12,230     $ 11,626    $ 12,425
                09/30/96        $ 12,385     $ 11,800    $ 12,639
                10/31/96        $ 12,754     $ 12,016    $ 12,745
                11/30/96        $ 13,085     $ 12,180    $ 12,944
                12/31/96        $ 13,058     $ 12,107    $ 13,196
                01/31/97        $ 13,084     $ 12,170    $ 13,293
                02/28/97        $ 13,306     $ 12,200    $ 13,543
                03/31/97        $ 13,276     $ 12,105    $ 13,391
                04/30/97        $ 13,618     $ 12,266    $ 13,510
                05/31/97        $ 13,834     $ 12,374    $ 13,782
                06/30/97        $ 14,143     $ 12,499    $ 13,969
                07/31/97        $ 13,892     $ 12,746    $ 14,265
                08/31/97        $ 13,891     $ 12,694    $ 14,342
                09/30/97        $ 14,258     $ 12,847    $ 14,626
                10/31/97        $ 14,495     $ 12,989    $ 14,625
                11/30/97        $ 14,488     $ 13,022    $ 14,729
                12/31/97        $ 14,500     $ 13,132    $ 14,863
                01/31/98        $ 14,804     $ 13,289    $ 15,115
                02/28/98        $ 14,814     $ 13,293    $ 15,233
                03/31/98        $ 14,942     $ 13,341    $ 15,309
                04/30/98        $ 14,869     $ 13,411    $ 15,424
                05/31/98        $ 15,022     $ 13,506    $ 15,470
                06/30/98        $ 15,154     $ 13,584    $ 15,503
                07/31/98        $ 15,170     $ 13,640    $ 15,611
                08/31/98        $ 15,276     $ 13,819    $ 14,551
                09/30/98        $ 15,412     $ 14,094    $ 14,550
                10/31/98        $ 14,719     $ 14,077    $ 14,260
                11/30/98        $ 14,519     $ 14,106    $ 14,983
                12/31/98        $ 14,682     $ 14,164    $ 14,949
                01/31/99        $ 14,807     $ 14,251    $ 15,089
                02/28/99        $ 14,642     $ 14,103    $ 15,058
                03/31/99        $ 14,765     $ 14,204    $ 15,195
                04/30/99        $ 14,866     $ 14,257    $ 15,531
                05/31/99        $ 14,994     $ 14,159    $ 15,363
                06/30/99        $ 14,980     $ 14,145    $ 15,371
                07/31/99        $ 14,972     $ 14,094    $ 15,378
                08/31/99        $ 14,984     $ 14,100    $ 15,241
                09/30/99        $ 15,166     $ 14,275    $ 15,124
                10/31/99        $ 15,175     $ 14,331    $ 15,050
                11/30/99        $ 15,219     $ 14,346    $ 15,255
                12/31/99        $ 15,329     $ 14,303    $ 15,439
                01/31/00        $ 15,318     $ 14,220    $ 15,377
                02/29/00        $ 15,695     $ 14,357    $ 15,473
                03/31/00        $ 16,035     $ 14,510    $ 15,241
                04/30/00        $ 16,021     $ 14,496    $ 15,218
                05/31/00        $ 16,122     $ 14,511    $ 14,974
                06/30/00        $ 16,471     $ 14,792    $ 15,310
                07/31/00        $ 16,656     $ 14,897    $ 15,454
                08/31/00        $ 16,977     $ 15,096    $ 15,557
                09/30/00        $ 17,129     $ 15,243    $ 15,414
                10/31/00        $ 17,313     $ 15,331    $ 14,935
                11/30/00        $ 17,676     $ 15,550    $ 14,346
                12/31/00        $ 17,708     $ 15,824    $ 14,635
                01/31/01        $ 17,954     $ 16,078    $ 15,512
                02/28/01        $ 18,192     $ 16,205    $ 15,669
                03/31/01        $ 18,312     $ 16,314    $ 15,357
                04/30/01        $ 18,113     $ 16,301    $ 15,198
                05/31/01        $ 18,225     $ 16,399    $ 15,502
                06/30/01        $ 18,367     $ 16,448    $ 15,262
                07/31/01        $ 18,857     $ 16,771    $ 15,425
                08/31/01        $ 19,130     $ 16,933    $ 15,641
                09/30/01        $ 18,922     $ 17,187    $ 14,655
                10/31/01        $ 19,360     $ 17,452    $ 14,989
              ----------------------------------------------------
                11/30/01        $ 19,086     $ 17,280    $ 15,474
                12/31/01        $ 18,977     $ 17,197    $ 15,484
                01/31/02        $ 19,219     $ 17,318    $ 15,629
                02/28/02        $ 19,605     $ 17,485    $ 15,518
                03/31/02        $ 19,194     $ 17,253    $ 15,873
                04/30/02        $ 19,781     $ 17,562    $ 16,125
                05/31/02        $ 20,017     $ 17,716    $ 16,069
                06/28/02        $ 20,464     $ 17,871    $ 15,509
                07/31/02        $ 21,022     $ 18,084    $ 15,065
                08/30/02        $ 21,621     $ 18,301    $ 15,260
                09/30/02        $ 22,239     $ 18,545    $ 15,072
                10/31/02        $ 22,132     $ 18,533    $ 14,980
              ----------------------------------------------------
              ----------------------------------------------------
                11/29/02        $ 21,835     $ 18,511    $ 15,772
                12/31/02        $ 22,310     $ 18,829    $ 15,964
                01/31/03        $ 22,310     $ 18,847    $ 16,399
                02/28/03        $ 22,780     $ 19,057    $ 16,641
                03/31/03        $ 22,799     $ 19,068    $ 17,067
                04/30/03        $ 22,970     $ 19,186    $ 17,938
              ----------------------------------------------------
              ----------------------------------------------------
                05/31/03        $ 23,779     $ 19,425    $ 18,197




The Lehman Brothers Aggregate Index represents securities that are U.S. domestic, taxable and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The CSFB Global High Yield Index is designed to mirror the investible universe of the $US-denominated high yield debt market. The Index covers issues that must be $US-denominated straight corporate debt rated BBB+ or lower.

Unlike the returns of the Fund, the total returns of the Lehman Brothers Aggregate Index and the CSFB Global High Yield Index do not include the adverse effects of shareholder transactions costs and fund operating expenses.

                                     One Year Ended    Five Years Ended       Inception to
                                     April 30, 2003   April 30, 2003 (a)   April 30, 2003 (b)
                                     --------------   ------------------   ------------------
Clarion CMBS Value Fund, Inc.            16.13%             9.08%                10.49%
Lehman Brothers Aggregate
 Intermediate Index                       9.27%             7.43%                 8.14%
CSFB Global High Yield Index             11.24%             0.48%                 5.29%

<F1>
(a)  Average annual total return
<F2>
(b) Average annual total return from commencement of Fund operations (December 21, 1994)

     "Total Return" is calculated including reinvestment of all dividends and distributions. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on investment will fluctuate and redemption proceeds may be higher or lower than an investor's original cost. The performance information and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

CLARION CMBS VALUE FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2003 (unaudited)

------------------------------------------------------------------------------
Assets
   Investment in Clarion Value Fund Master LLC, at
    Value                                                      $   336,242,316
------------------------------------------------------------------------------
Liabilities
   Accrued Advisory Fee                                                554,710
   Other Accrued Expenses                                               26,966
------------------------------------------------------------------------------
      Total Liabilities                                                581,676
------------------------------------------------------------------------------
Net Assets                                                     $   335,660,640
==============================================================================
Net Assets Consist of:
   Paid in Capital                                                 315,870,965
   Overdistributed Net Investment Income                            10,866,413
   Accumulated Net Realized Gain                                     2,276,168
   Unrealized Appreciation                                           6,647,094
------------------------------------------------------------------------------
Net Assets                                                     $   335,660,640
==============================================================================
Net Assets                                                     $   335,660,640
Common Stock
   Shares Issued and Outstanding, ($0.01 par value)
    (Authorized 250,000,000)                                        35,776,814
   Net Asset Value Per Share                                   $          9.38
==============================================================================


                       See Notes to Financial Statements.
                                       3

CLARION CMBS VALUE FUND, INC.
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2003 (unaudited)

------------------------------------------------------------------------------
Investment Income
   Interest Income Allocated from the Master Fund              $    15,214,906
   Expenses Allocated from the Master Fund                            (188,289)
------------------------------------------------------------------------------
      Total  Investment Income                                      15,026,617
------------------------------------------------------------------------------
Expenses
   Advisory Fees                                                     1,042,770
   Transfer Agent Fees                                                   7,667
   Administrative Fees                                                   5,978
   Directors' Fees                                                       4,877
   Audit Fees                                                            2,022
------------------------------------------------------------------------------
      Total Expenses                                                 1,063,314
------------------------------------------------------------------------------
Net Investment Income                                               13,963,303
------------------------------------------------------------------------------
Net Realized Gain on Investments Allocated from the
 Master Fund                                                         2,276,168
Net Change in Unrealized Appreciation on Investments
 Allocated from the Master Fund                                     (3,742,432)
------------------------------------------------------------------------------
Net Loss on Investments                                             (1,466,264)
------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations           $    12,497,039
==============================================================================


                       See Notes to Financial Statements.
                                       4

CLARION CMBS VALUE FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                  Six Months
                                                  Ended April      Year Ended
                                                   30, 2003        October 31,
                                                  (unaudited)          2002
-------------------------------------------------------------------------------
Increase (Decrease) in Net Assets from
Operations:
   Net Investment Income                         $  13,963,303    $  19,995,923
   Net Realized Gain                                 2,276,168        1,374,333
   Net Change in Unrealized Appreciation            (3,742,432)      12,722,507
-------------------------------------------------------------------------------
      Net Increase in Net Assets Resulting
       from Operations                              12,497,039       34,092,763
-------------------------------------------------------------------------------
Distributions from:
   Net Investment Income                           (11,732,131)     (16,963,169)
   Capital Gains                                      (206,900)              --
-------------------------------------------------------------------------------
      Total Distributions                          (11,939,031)     (16,963,169)
-------------------------------------------------------------------------------
Capital Share Transactions:
Issued                                               3,550,000      171,885,000
- In Lieu of Cash Distributions                      4,881,320        5,933,178
Redeemed                                           (11,433,703)         (12,743)
-------------------------------------------------------------------------------
      Net Increase (Decrease) from Capital
       Share Transactions                           (3,002,383)     177,805,435
-------------------------------------------------------------------------------
   Total Increase (Decrease)                        (2,444,375)     194,935,029
Net Assets:
   Beginning of Period                             338,105,015      143,169,986
-------------------------------------------------------------------------------
      End of Period                              $ 335,660,640    $ 338,105,015
===============================================================================
Shares Issued and Redeemed:
Shares Issued                                          377,226       19,221,153
- In Lieu of Cash Distributions                        524,067          665,988
Shares Redeemed                                     (1,225,305)          (1,486)
-------------------------------------------------------------------------------
                                                      (324,012)      19,885,655
===============================================================================


                       See Notes to Financial Statements.
                                       5

CLARION CMBS VALUE FUND, INC.
STATEMENT OF CASH FLOWS
For the Six Months Ended April 30, 2003 (unaudited)

-------------------------------------------------------------------------------
Cash Flows from Operating Activities:
   Net Increase in Net Assets from Operations                      $ 12,497,039
   Adjustments to Reconcile Net Increase in
    Net Assets from Operations to Net Cash Used in
    Operating Activities:
      Net Investment Income Allocated from the Master Fund          (15,026,617)
      Contributions to the Master Fund                              (24,909,971)
      Withdrawals from the Master Fund                               43,839,183
      Amortization of Premium & Accretion of Discount                (2,125,625)
      Increase in Accrued Advisory Fee                                  160,377
      Increase in Accrued Expenses                                        8,178
      Unrealized Appreciation                                         3,742,432
      Net Realized Gain on Investments                               (2,276,168)
-------------------------------------------------------------------------------
      Net Cash Used in Operating Activities                          15,908,828
-------------------------------------------------------------------------------
Cash Flows Provided by Financing Activities:*
   Cash Subscriptions Received                                        3,550,000
   Capital Gain Distributions Paid                                     (206,900)
   Cash Distributions Paid                                           (7,818,225)
   Cash Redemptions Paid                                            (11,433,703)
-------------------------------------------------------------------------------
      Net Cash Provided by Financing Activities                     (15,908,828)
-------------------------------------------------------------------------------
Net Decrease in Cash                                                         --
Cash at Beginning of Period                                                  --
-------------------------------------------------------------------------------
Cash at End of Period                                              $         --
===============================================================================

*Non-cash financing transactions not included herein consist of reinvestment of distributions of $4,881,320.


                       See Notes to Financial Statements.
                                       6

CLARION CMBS VALUE FUND, INC.
FINANCIAL HIGHLIGHTS

Per Share Operating Performance
For a Share Outstanding throughout Each Period

                                 Six Months
                                   Ended
                                  April 30,          Year Ended       Year Ended     Year Ended      Year Ended      Year Ended
                                   2003              October 31,     October 31,    October 31,     October 31,     October 31,
                                (unaudited)           2002* (1)          2001           2000            1999           1998

--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Period                      $       9.37        $       8.83     $       8.55   $       8.14    $       8.58    $       9.66
--------------------------------------------------------------------------------------------------------------------------------
Income From Investment
 Operations
   Net Investment Income                0.39                0.95             0.70           0.69            0.70            0.68
   Net Realized and
    Unrealized Gain (Loss)             (0.04)               0.25             0.27           0.41           (0.45)          (0.52)
--------------------------------------------------------------------------------------------------------------------------------
      Total Income from
       Investment Operations            0.35                1.20             0.97           1.10            0.25            0.16
--------------------------------------------------------------------------------------------------------------------------------
Distributions
   Net Investment Income               (0.33)              (0.66)           (0.69)         (0.69)          (0.69)          (0.68)
   Capital Gains                       (0.01)                 --               --             --              --           (0.27)
   Return of Capital                      --                  --               --             --              --           (0.29)
--------------------------------------------------------------------------------------------------------------------------------
      Total Distributions              (0.34)              (0.66)           (0.69)         (0.69)          (0.69)          (1.24)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                         $       9.38        $       9.37     $       8.83   $       8.55    $       8.14    $       8.58
--------------------------------------------------------------------------------------------------------------------------------
Total Investment Return
   Net Asset Value (2)(3)               3.79%(6)           14.30%           11.82%         14.08%           3.10%           1.55%
--------------------------------------------------------------------------------------------------------------------------------
Ratios and Supplemental Data
Net Assets, End of
 Period (Thousands)             $    335,661             338,105     $    107,251   $    103,755    $     99,250    $    103,743
Ratio of Net Expenses to
 Average Net Assets                     0.76%(4)(7)         0.80%(4)         0.79%          0.80%           0.80%           0.80%
Ratio of Net Investment
 Income to Average Net Assets           8.44%(7)            8.69%            8.03%          8.34%           8.40%           7.42%
Ratio of Voluntary Waived
 Fees and Expenses
   Assumed by the Adviser to
    Average Net Assets                  0.00%               0.03%            0.00%          0.00%           0.15%           0.13%
Portfolio Turnover Rate (5)               --                  45%              63%            45%             29%              6%
--------------------------------------------------------------------------------------------------------------------------------

<F1>
* Effective July 1, 2002, the Fund combined its two existing share classes into a single class. Each Fund shareholder received common shares of equal net asset value to their Class A or Class X shares. The financial highlights presented reflect historical financial information for Class X shares prior to July 1, 2002.
<F2>
(1) As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium and discount on debt securities. The effect of this change for the year ended October 31, 2002, was to increase net investment income per share by $0.15 and decrease net realized and unrealized gain per share by $0.15. Consequently, the ratio of net investment income to average net assets was increased from 7.28% to 8.69% on an annualized basis. Per share ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
<F3>
(2) Total investment return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during the period, and assumes dividends and distributions, if any, were reinvested at net asset value.
<F4>
(3) Total return would have been lower had certain fees not been waived during the periods.
<F5>
(4) Includes the Fund's share of expenses allocated from the Master Fund.
<F6>
(5) Represents the Fund's portfolio turnover rate for the periods prior to the Fund's reorganization into a Feeder Fund as described in Note A to the Financial Statements.
<F7>
(6) Not annualized.
<F8>
(7) Annualized.


                       See Notes to Financial Statements.
                                      7

CLARION CMBS VALUE FUND, INC.
FINANCIAL HIGHLIGHTS

Per Share Operating Performance
For a Class A Share Outstanding throughout Each Period

                                                For the           For the
                                              Period Ended      Period Ended
                                                June 30,         October 31,
                                                2002*(1)          2001 (2)
----------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $       8.83      $       8.63
----------------------------------------------------------------------------
Income From Investment Operations
   Net Investment Income                              0.50              0.58
   Net Realized and Unrealized Gain (Loss)           (0.02)             0.20
----------------------------------------------------------------------------
      Total Income from Investment
       Operations                                     0.48              0.78
----------------------------------------------------------------------------
Distributions
   Net Investment Income                             (0.46)            (0.58)
----------------------------------------------------------------------------
      Total Distributions                            (0.46)            (0.58)
----------------------------------------------------------------------------
Net Asset Value, End of Period                $       8.85      $       8.83
----------------------------------------------------------------------------
Total Investment Return
   Net Asset Value (3)                                5.69%(4)          9.32%(4)
----------------------------------------------------------------------------
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)         $    112,552      $     35,919
Ratio of Net Expenses to Average Net
 Assets                                               0.74%(5)          0.85%(5)
Ratio of Net Investment Income to Average
 Net Assets                                           9.47%(5)          8.19%(5)
----------------------------------------------------------------------------

* Effective July 1, 2002, the Fund combined its two existing share classes into a single class. Each Fund shareholder received common shares of equal net asset value to their Class A or Class X shares.
(1) As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium and discount on debt securities. The effect of this change for the year ended October 31, 2002, was to increase net investment income per share by $0.08 and decrease net realized and unrealized gain per share by $0.08. Consequently, the ratio of net investment income to average net assets was increased from 7.92% to 9.47% on an annualized basis. Per share ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(2)  Class A Shares were first issued on January 2, 2001.
(3) Total investment return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during the period, and assumes dividends and distributions, if any, were reinvested at net asset value.
(4)  Not annualized.
(5)  Annualized.


                       See Notes to Financial Statements.
                                      8

                          CLARION CMBS VALUE FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

A. Organization: The Clarion CMBS Value Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. Prior to July 8, 1999, the Fund was registered as a closed-end management investment company. The objective of the Fund is to provide high current income by investing primarily in commercial mortgage-backed securities.

The Fund's common stock is not registered under the Securities Act of 1933. Through June 30, 2002 the Fund had two classes of shares, Class A and Class X. Class A Shares were offered on a private placement basis only. Class X Shares were owned by investors who purchased their interests in the Fund at the time the Fund was a closed-end Fund. Class A Shares were first issued on January 2, 2001. Effective July 1, 2002, the Fund combined the two existing share classes into a single class. Each Class A and Class X shareholder received common shares of equal net asset value to their Class A or Class X shares. For purposes of financial reporting, Class X shares have been treated as the accounting survivor.

On July 31, 2002 the Fund reorganized into a "master fund/feeder fund" structure, and Clarion Value Fund Master, LLC (the "Master Fund") was set up as the Master Fund. The existing assets of the Fund, aggregating $250,797,492 as of July 31, 2002, were transferred into the Master Fund. The Fund invests substantially all of its investable assets in the Master Fund, which has the same investment objective as the Fund. As of April 30, 2003 the Fund's proportionate interest in the net assets of the Master Fund was 94.1%. The Master Fund utilizes the services of the Adviser, Clarion Capital, LLC, to invest the assets of the Fund, together with the assets of Clarion Fund PLC which is also managed by the Adviser following the same investment strategy described herein.

The performance of the Fund is directly affected by the performance of the Master Fund. The financial statements of the Master Fund, including the Portfolio of Investments, are attached to this report and should be read in conjunction with the Fund's financial statements.

B. Summary of Significant Accounting Policies: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in the preparation of its financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

     1. Security Valuation: The Fund records its investment in the Master Fund at value. Valuation of the investments of the Master Fund is discussed in note A1.

         Prior to July 31, 2002 fixed income securities' valuations were based on information with respect to transactions in such securities, quotations from dealers, market transactions in comparable securities and various relationships between security values and yield to maturity. The value of securities for which market quotations were not readily available were determined in good faith at fair value using methods approved by the Board of Directors. These prices may differ from the value that would have been used had a broader market for the securities existed and the differences could be material to the financial statements. Short-term investments that have remaining maturities of sixty days or less at time of purchase were valued at amortized cost, if it approximated market value.

     2. Investment Income and Expenses: The Fund records its proportionate share of the Master Fund's income, expenses, and realized and unrealized gains and losses on a daily basis. Expenses that are directly attributable to the Fund are recorded on the accrual basis as incurred.

                          CLARION CMBS VALUE FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (Continued)

         3. Federal Income Taxes: It is the Fund's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

         4. Distributions to Shareholders: The Fund will distribute substantially all of its net investment income monthly. Any net realized capital gains will be distributed annually. All distributions are recorded on the ex-dividend date. Under the Fund's Automatic Dividend Reinvestment Plan, all dividends and capital gain distributions are automatically reinvested in additional shares at net asset value. Shareholders who do not elect to participate in such Plan will receive their dividends and distributions in cash unless the Board of Directors elects to pay such distributions in shares of the Fund's common stock. The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

         5. Other: Security transactions are accounted for on the trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Interest income is recognized on an accrual basis. Interest income, common expenses of the Fund and gains/losses on investments were allocated to both classes of the Fund based on respective daily net assets of each class. Neither class had preferential dividend rights.

C. Advisory Services: Pursuant to an Investment Advisory Agreement between the Fund and the Adviser (the "Advisory Agreement), the Adviser receives an annual advisory fee of 0.63% of the monthly average net assets of the Fund. The Adviser has agreed to waive a portion of its fee such that the total annual operating expenses of the Fund (including management fees) do not exceed 0.80% of the Fund's net asset value. Prior to December 1, 2001 the advisory fee was 0.65% of the Fund's average monthly net assets.

D. Administration and Custodian Services: The Bank of New York serves as the Fund Administrator and Custodian pursuant to separate administration and accounting and custody agreements.

E. Transfer Agent: Unified Fund Services, Inc. serves as the Fund's Transfer Agent pursuant to a mutual fund services agreement.

CLARION VALUE FUND MASTER, LLC
PORTFOLIO OF INVESTMENTS
April 30, 2003 (unaudited)

                                                                Face
                                                               Amount              Value (a)
----------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (94.28%)
----------------------------------------------------------------------------------------------
Bank of America First Union National Bank,
 2001-3 Class K 6.250%, 10/11/11 (b)                       $   12,300,000       $   11,240,564
Bear Stearns Commercial Mortgage Securities, Inc.,
 2001-EPR Class E 8.388%, 2/12/06 (b)                           2,000,000            2,153,750
Bear Stearns Commercial Mortgage Securities, Inc.,
 2002-PBW1 Class H 6.000%, 9/11/12 (b)                          3,099,999            2,720,733
CBM Funding Corp.,
 1996-1 Class D 8.645%, 2/01/08                                   960,000            1,089,525
Chase Commercial Mortgage Securities Corp.,
 1997-2 Class F 6.600%, 9/19/12 (b)                             5,800,000            5,426,399
Chase Commercial Mortgage Securities Corp.,
 1998-2 Class E 6.390%, 11/18/08                                5,022,043            5,315,124
Chase Commercial Mortgage Securities Corp.,
 1998-2 Class F 6.390%, 7/18/13 (b)                             7,000,000            6,503,161
CS First Boston Mortgage Securities Corp.,
 1995-WF1 Class E 8.244%, 8/21/05 (b)                           2,000,000            2,000,000
CS First Boston Mortgage Securities Corp.,
 2001-CK6 Class J 6.080%, 11/15/11 (b)                          2,700,000            2,353,112
CS First Boston Mortgage Securities Corp.,
 2001-CK6 Class K 6.080%, 11/15/11 (b)                          3,325,000            2,817,289
CS First Boston Mortgage Securities Corp.,
 2002-CP3 Class G 6.639%, 7/15/12 (b)                           3,000,000            3,153,165
CS First Boston Mortgage Securities Corp.,
 2002-CP3 Class H 6.000%, 7/15/12 (b)                          11,196,000            9,596,192
CS First Boston Mortgage Securities Corp.,
 2002-CP3 Class J 6.000%, 7/15/12 (b)                          10,000,000            8,375,000
CS First Boston Mortgage Securities Corp.,
 2002-CP3 Class K 6.000%, 7/15/12 (b)                           3,500,000            2,599,842
CS First Boston Mortgage Securities Corp.,
 2002-CP3 Class N 6.000%, 7/15/12 (b) (c)                       4,478,000            1,313,836
CS First Boston Mortgage Securities Corp.,
 2002-CP3 Class O 6.000%, 7/15/17 (b) (c)                      15,675,612            1,914,745
CS First Boston Mortgage Securities Corp. & DLJ
 Mortgage Acceptance Corp.,
 REMIC 1995-T1 Class D 8.370%, 1/25/05 (b)                      5,839,000            5,809,122
CS First Boston Mortgage Securities Corp. & DLJ
 Mortgage Acceptance Corp.,
 REMIC 1995-T1 Class E 8.370%, 1/25/05 (b)                     11,087,000           10,940,186
CS First Boston Mortgage Securities Corp. & DLJ
 Mortgage Acceptance Corp.,
 REMIC 1995-T1 Class F 8.370%, 1/25/05 (b) (c)                  9,139,184            2,938,458
Commercial Mortgage Acceptance Corp.,
 1998-C1 Class D 7.150%, 3/15/10                                5,000,000            5,608,205


                       See Notes to Financial Statements
                                        1

CLARION VALUE FUND MASTER, LLC
PORTFOLIO OF INVESTMENTS
April 30, 2003 (unaudited)

                                                                Face
                                                               Amount              Value (a)
----------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
----------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp.,
 1998-C2 Class D 6.736%, 9/15/09                           $    4,000,000       $    4,435,156
Commercial Mortgage Acceptance Corp.,
 1998-C2 Class E 7.076%, 4/15/10                                3,369,000            3,684,975
Commercial Mortgage Acceptance Corp.,
 1998-C2 Class F 5.440%, 5/15/13 (b)                           10,000,000            8,200,000
Commercial Mortgage Acceptance Corp.,
 1998-C2 Class G 5.440%, 7/15/13 (b)                            2,500,000            1,929,883
Commercial Mortgage Pass-Through Certificates,
 1999-1 Class E 7.098%, 10/15/08                                8,000,000            8,862,816
Commercial Mortgage Pass-Through Certificates,
 1999-1 Class G 5.645%, 11/15/08 (b)                            3,500,000            3,163,125
DLJ Commercial Mortgage Corp.,
 1998-CF1 Class B3 7.600%, 1/15/10 (b)                         10,000,000            9,720,310
DLJ Commercial Mortgage Corp.,
 1998-CF1 Class B4 7.600%, 7/15/13 (b)                          2,100,000            1,881,634
DLJ Commercial Mortgage Corp.,
 1998-CF1 Class B6 6.410%, 11/15/17 (b)                        12,500,000            5,426,763
DLJ Commercial Mortgage Corp.,
 1999-CG1 Class B4 5.750%, 3/10/09 (b)                          8,200,000            7,403,058
DLJ Mortgage Acceptance Corp.,
 1996-CF2 Class B2 7.830%, 10/12/06 (b)                         3,500,000            3,953,085
First Union Lehman Brothers Commercial Mortgage Corp.,
 1997-C2 Class F 7.500%, 11/18/15 (b)                           2,600,000            2,364,679
First Union National Bank Commercial Mortgage Corp.,
 2001-C3 Class H 7.412%, 7/15/11 (b)                            6,000,000            6,663,516
GE Capital Commercial Mortgage Corp.,
 2002-3A Class X1 0.191%, 10/10/19 (b)                        152,592,860(e)         4,953,317
GE Capital Commercial Mortgage Corp.,
 2003-C1 Class X1 0.193%, 11/10/14 (b)                         41,030,000(e)           992,105
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
 2001-C1 Class H 5.626%, 12/12/11 (b)                           4,469,750            3,850,967
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
 2001-CIB3 Class G 6.150%, 1/15/12 (b)                          4,954,500            4,390,153
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
 2002-C3 Class H 5.056%, 1/12/13 (b)                           14,907,000           12,076,995
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
 2002-C3 Class J 5.056%, 1/12/13 (b)                           10,469,000            8,236,161
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
 2002-C3 Class N 5.056%, 1/12/13 (b)                            4,658,000            1,178,330

                       See Notes to Financial Statements
                                        2

CLARION VALUE FUND MASTER, LLC
PORTFOLIO OF INVESTMENTS
April 30, 2003 (unaudited)

                                                                Face
                                                               Amount              Value (a)
----------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
----------------------------------------------------------------------------------------------
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
 2002-C3 Class NR 5.056%, 12/12/22 (b)                     $   16,770,351       $    2,112,679
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
 2003-C1 Class X1 0.126%, 1/12/23 (b)                         119,907,241(e)         3,990,633
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
 2003-ML1A Class X1 0.109%, 1/12/23 (b)                       124,400,000(e)         4,018,742
J.P. Morgan Commercial Mortgage Finance Corp.,
 1996-C3 Class E 8.161%, 3/25/06                                  635,000              703,163
LB UBS Commercial Mortgage Trust,
 2000-C3 Class H 7.585%, 2/15/10 (b)                            6,091,000            6,091,000
LB UBS Commercial Mortgage Trust,
 2000-C3 Class J 7.585%, 2/15/10 (b)                            6,000,000            5,907,888
LB UBS Commercial Mortgage Trust,
 2002-C1 Class H 6.950%, 3/15/12 (b)                            6,071,500            6,696,676
LB UBS Commercial Mortgage Trust,
 2002-C2 Class XCL 0.444%, 5/15/17 (b)                         54,907,537(e)         2,007,529
LB UBS Commercial Mortgage Trust,
 2002-C4 Class XCL 0.516%, 10/15/19 (b)                       107,948,228(e)         4,684,737
LB UBS Commercial Mortgage Trust,
 2003-C1 Class XCL 0.231%, 8/15/21 (b)                        127,349,293(e)         3,949,866
Merrill Lynch Mortgage Investors, Inc.,
 1995-C2 Class D 7.541%, 8/15/11                                  515,768              556,505
Merrill Lynch Mortgage Investors, Inc.,
 1996-C1 Class D 7.420%, 3/25/06                                3,250,000            3,570,811
Merrill Lynch Mortgage Investors, Inc.,
 1997-C2 Class F 6.250%, 2/10/16 (b)                            6,000,000            5,063,436
Merrill Lynch Mortgage Investors, Inc.,
 1998-C1 Class A3 6.720%, 7/15/16                               5,000,000            5,443,750
Morgan Stanley Capital I,
 1998-HF1 Class D 7.100%, 2/15/08                               7,000,000            7,825,510
Morgan Stanley Capital I,
 1998-HF1 Class E 7.386%, 2/15/08                               7,275,000            8,053,367
Mortgage Capital Funding, Inc.,
 1997-MC1 Class E 7.915%, 4/20/07                               4,670,833            5,110,732
Mortgage Capital Funding, Inc.,
 1997-MC2 Class F 7.214%, 11/20/07 (b)                         12,000,000           11,845,308
Mortgage Capital Funding, Inc.,
 1998-MC1 Class H 7.060%, 2/18/08 (b)                           3,250,000            3,238,826
Mortgage Capital Funding, Inc.,
 1998-MC1 Class J 6.000%, 2/18/08 (b)                           3,944,000            3,687,794

                       See Notes to Financial Statements
                                        3

CLARION VALUE FUND MASTER, LLC
PORTFOLIO OF INVESTMENTS
April 30, 2003 (unaudited)

                                                                Face
                                                               Amount              Value (a)
----------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
----------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc.,
 1998-MC1 Class K 6.000%, 2/18/08 (b)                      $    4,544,000       $    4,041,852
Nationslink Funding Corp.,
 1998-1, Class F 7.050%, 2/20/08 (b)                            5,000,000            4,905,665
Salomon Brothers Mortgage Securities VII,
 2002-KEY2 Class X1 1.341%, 9/18/18 (b)                       101,959,554(e)         7,125,239
Southern Pacific Thrift and Loan Association,
 1996-C1 Class F 5.963%, 4/25/28 (b)                            6,578,000            5,883,199
Wachovia Bank Commercial Mortgage Trust,
 2002-C2, Class IO1 0.126%, 10/15/22 (b)                       92,081,859(e)         3,384,745
Wachovia Bank Commercial Mortgage Trust,
 2003-C3, Class IO1 0.083%, 1/15/21 (b)                       151,328,715(e)         4,072,861
Wachovia Bank Commercial Mortgage Trust,
 2003-C4, Class J 4.932%, 4/15/13 (b)                           8,065,000            6,379,230
Wachovia Bank Commercial Mortgage Trust,
 2003-C4, Class K 4.932%, 4/15/13 (b)                           8,918,000            6,876,616
Wachovia Bank Commercial Mortgage Trust,
 2003-C4, Class L  4.932%, 4/15/13 (b)                          3,668,000            2,470,600
----------------------------------------------------------------------------------------------
 Total Collateralized Mortgage Obligations
 (Cost $331,005,260)                                                               336,934,395
----------------------------------------------------------------------------------------------
UNITED STATES GOVERNMENT AGENCIES & OBLIGATIONS (3.08)%
----------------------------------------------------------------------------------------------
United States Treasury Bond
 7.625%, 2/15/25
 (Cost $10,585,048)                                        $    8,000,000       $   11,026,248
----------------------------------------------------------------------------------------------
TOTAL SECURITIES (97.36)%
 (Cost $341,590,308) (d)                                                           347,960,643
----------------------------------------------------------------------------------------------
OTHER ASSETS, NET OF LIABILITIES (2.64%)                                             9,421,371
----------------------------------------------------------------------------------------------
NET ASSETS (100.00%)                                                            $  357,382,014
==============================================================================================

<F1>
(a)  See Note A to Financial Statements.
<F2>
(b) 144A Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities at April 30, 2003 was $276,674,756 or 77.42% of net assets. See Note A4.
<F3>
(c)  Security is deemed illiquid at April 30, 2003 and has been fair valued.
<F4>
(d) The cost for federal income tax purposes was $341,590,308. At April 30, 2003 net unrealized appreciation for all securities based on tax cost was $6,370,335. This consisted of aggregate gross unrealized appreciation for all securities of $17,375,139 and aggregate gross unrealized depreciation for all securities of $11,004,804.
<F5>
(e)  Represents notional amount of interest-only security.


                       See Notes to Financial Statements
                                        4

CLARION VALUE FUND MASTER, LLC
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2003 (unaudited)

---------------------------------------------------------------------------
Assets
   Investments, at Cost                                     $   341,590,308
                                                            ===============
   Investments, at Value                                    $   347,960,643
   Cash                                                           1,288,427
   Securities Sold Receivable                                     5,875,322
   Interest Receivable                                            2,340,999
   Other Assets                                                      48,259
---------------------------------------------------------------------------
   Total Assets                                                 357,513,650
---------------------------------------------------------------------------
Liabilities
   Accrued Expenses                                                 131,636
---------------------------------------------------------------------------
      Total Liabilities                                             131,636
---------------------------------------------------------------------------
Net Assets                                                  $   357,382,014
===========================================================================


                         See Notes Financial Statements
                                       5

CLARION VALUE FUND MASTER, LLC
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2003 (unaudited)

---------------------------------------------------------------------------
Investment Income
   Interest                                                 $    15,942,906
---------------------------------------------------------------------------
Expenses
   Administrative Fees - Note C                                      80,313
   Legal Fees                                                        32,144
   Audit Fees                                                        27,702
   Insurance Fees                                                    24,624
   Custodian Fees                                                    20,078
   Directors' Fees                                                    4,999
   Other                                                             10,123
---------------------------------------------------------------------------
   Total Expenses                                                   199,983
---------------------------------------------------------------------------
Net Investment Income                                            15,742,923
---------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments:

Net Realized Gain on Investments                                  2,417,219

Net Change in Unrealized Appreciation on Investments             (3,960,774)
---------------------------------------------------------------------------
Net Loss on Investments                                          (1,543,555)
---------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations        $    14,199,368
===========================================================================


                         See Notes Financial Statements
                                       6

CLARION VALUE FUND MASTER, LLC
STATEMENTS OF CHANGES IN NET ASSETS

                                                                     For the
                                                For the Six       Period August
                                               Months Ended         1, 2002*
                                                 April 30,           through
                                                   2003            October 31,
                                                (unaudited)            2002
-------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
 Resulting from Operations:
   Net Investment Income                       $  15,742,923      $   6,339,964
   Net Realized Gain on Investments                2,417,219          2,470,549
   Net Change in Unrealized Appreciation          (3,960,774)         6,765,968
-------------------------------------------------------------------------------
Net Increase in Net Assets Resulting
 from Operations                                  14,199,368         15,576,481
-------------------------------------------------------------------------------
Contributions/Withdrawals:
   Contributions                                  24,909,971        346,263,847
   Withdrawals                                   (41,707,978)        (1,859,675)
-------------------------------------------------------------------------------
Net Contributions (Withdrawals)                  (16,798,007)       344,404,172
-------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                 (2,598,639)       359,980,653
-------------------------------------------------------------------------------
Net Assets:
Beginning of Period                              359,980,653                 --
-------------------------------------------------------------------------------
End of Period                                 $  357,382,014      $ 359,980,653
===============================================================================
* Commencement of investment operations.

                         See Notes Financial Statements
                                       7

CLARION VALUE FUND MASTER, LLC
STATEMENT OF CASH FLOWS
For the Six Months Ended April 30, 2003 (unaudited)

----------------------------------------------------------------------------
Cash Flows from Operating Activities:
   Net Increase in Net Assets from Operations                  $  14,199,368
   Adjustments to Reconcile Net Increase in Net Assets from
    Operations to Net Cash Used in Operating Activities:
      Purchase of Securities                                    (118,851,335)
      Proceeds from Sale of Securities                           112,767,263
      Proceeds from Paydowns                                       4,723,707
      Adjustment to Cost of Interest Only Securities                 185,591
      Net Amortization of Premium and Accretion of Discount       (2,256,614)
      Decrease in Interest Receivable                                214,109
      Increase in Other Assets                                       (48,259)
      Increase in Accrued Expenses                                     9,742
      Unrealized Appreciation on Investments                       3,960,774
      Net Realized Gain on Investments                            (2,417,219)
----------------------------------------------------------------------------
         Net Cash Used in Operating Activities                    12,487,127
----------------------------------------------------------------------------
Cash Flows Provided by Financing Activities:
   Contributions                                                  24,909,971
   Withdrawals                                                   (41,707,978)
----------------------------------------------------------------------------
         Net Cash Provided by Financing Activities               (16,798,007)
----------------------------------------------------------------------------
Net Decrease in Cash                                              (4,310,880)
Cash at Beginning of Period                                        5,599,307
----------------------------------------------------------------------------
Cash at End of Period                                          $   1,288,427
============================================================================


                       See Notes to Financial Statements
                                       8

CLARION VALUE FUND MASTER, LLC
FINANCIAL HIGHLIGHTS

                                                                 For the
                                               For the         Period August
                                              Six Months        1, 2002 (1)
                                              Ended April         through
                                               30, 2003         October 31,
                                             (unaudited)           2002
                                             -------------------------------
Total Investment Return
   Net Asset Value (2)                               1.79%(4)           5.32%(4)
----------------------------------------------------------------------------
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)        $    357,382      $     359,981
Ratio of Expenses to Average Net Assets              0.11%(3)           0.25%(3)
Ratio of Net Investment Income to Average
 Net Assets                                          8.94%(3)           7.69%(3)
Portfolio Turnover Rate                                33%                25%
----------------------------------------------------------------------------

(1)  Commencement of operations.
(2) Total investment return based on net income and reflects the effects of changes in net asset value on the performance of the Fund during the period.
(3)  Annualized.
(4)  Not annualized.


                       See Notes to Financial Statements
                                       9

                         CLARION VALUE FUND MASTER, LLC
                          NOTES TO FINANCIAL STATEMENTS

Clarion Value Fund Master, LLC (the "Master Fund") was formed on June 20, 2002 and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The primary objective of the Master Fund is to provide high current income by investing primarily in commercial mortgage-backed securities.

The Master Fund operates under a "Master/Feeder Fund" structure and, accordingly, certain of its investors are other investment funds (referred to as "feeder funds') investing all or a substantial portion of their assets in the Master Fund. For federal income tax purposes the Master Fund is treated as a partnership, and each investor in the Master Fund is treated as the owner of its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. Accordingly, as a "pass-through" entity, the Master Fund pays no income dividends or capital gain distributions.

The Master Fund commenced operations August 1, 2002 upon the in-kind contribution by Clarion CMBS Value Fund, Inc. of its net assets of $250,797,492, including unrealized appreciation of $3,729,030.

A. Summary of Significant Accounting Policies: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Master Fund in the preparation of its financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

     1. Security Valuation: Fixed income securities' valuations are based on information with respect to transactions in such securities, quotations from dealers, market transactions in comparable securities and various relationships between security values and yield to maturity. The value of securities for which market quotations are not readily available are determined in good faith at fair value using methods approved by the Board of Directors. These prices may differ from the value that would have been used had a broader market for the securities existed and the differences could be material to the financial statements. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value.

     2. Federal Income Taxes: The Master Fund will be treated as a partnership for federal income tax purposes. As such, each investor in the Master Fund will be subject to taxation on its share of the Master Fund's ordinary income and capital gains. It is intended that the Master Fund's assets will be managed so an investor in the Master Fund can satisfy the requirements of Subchapter M of the Internal Revenue Code.

     3. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Master Fund's custodian takes possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Master Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.
                                       10

                         CLARION VALUE FUND MASTER, LLC
                    NOTES TO FINANCIAL STATEMENTS (Continued)

     4. Restricted Securities: The Master Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

     5. Other: Security transactions are accounted for on the trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Interest income, adjusted for amortization of premium and accretion of discount, is recognized on an accrual basis.

B. Advisory Services: Clarion Capital, LLC (the "Adviser") is the investment adviser for the Master Fund. The Adviser receives no asset-based fees from the Master Fund in connection with its services under the Advisory Agreement, but may receive reimbursements for out-of-pocket due diligence expenses. Management fees are, however, charged at the feeder funds' level.

C. Administration Services: The Bank of New York serves as the Master Fund Administrator and Custodian pursuant to separate administration and accounting and custody agreements.

D. Purchases and Sales: For the six months ended April 30, 2003 the Master Fund made purchases of $95,766,383 and sales of $96,213,432 of investment securities other than long-term U.S. Government and short-term securities. There were purchases of $19,823,359 and sales of $27,152,859 of long-term U.S. Government securities during the period.

E. Other: At April 30, 2003, Clarion CMBS Value Fund, Inc. and Clarion Fund PLC are the only investors invested in the Master Fund, and own 94.1% and 5.9% of the net assets of the Master Fund, respectively.

Item 2. Code of Ethics.

Not applicable at this time.

Item 3. Audit Committee Financial Expert.

Not applicable at this time.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.

Item 5. Audit Committee of Listed Registrants

Not applicable at this time.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. [Reserved]

Item 9. Controls and Procedures.

(a) The President and Treasurer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 10. Exhibits.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable at this time.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2) in the exact form set forth below: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Clarion Value Fund Master LLC
            ---------------------------------------


By:       /s/  Dan Heflin
   --------------------------------
        Dan Heflin, President


Date:        July 7, 2003
     ------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:       /s/  Dan Heflin
   --------------------------------
       Dan Heflin, President


Date:        July 7, 2003
     ------------------------------


By:      /s/  Fred Arenstein
   --------------------------------
       Fred Arenstein, Treasurer

Date:        July 7, 2003
     ------------------------------